Note 12 - Commitments and Contingencies (Details) - President, Cheif Executive Officer and Director [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Newbuilding Agreements [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	$ 69,475
Newbuilding Agreement for Hull S419 [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	20,345
Newbuilding Agreement for Hull S414 [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	22,950
Newbuilding Agreement for Hull S417 [Member]
Note 12 - Commitments and Contingencies (Details) [Line Items]
Contractual Obligation	$ 26,180